Condensed financial information of the parent company (Tables)	12 Months Ended
Sep. 30, 2021
Condensed financial information of the parent company
Schedule of parent company's balance sheet

		As of
	As of September,	September 30,
	2021	2020
ASSETS
Non-current assets
Cash	$8,105	$—
Deferred offering costs	—	322,792
Investment in subsidiaries	65,012,468	23,646,021

Total assets	$65,020,573	$23,968,831

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related party	$1,959,971	$626,121
Accrued expenses and other current liabilities	381,650	224,650
Total current liabilities	2,341,621	850,771

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 20,319,276 and 10,000,000 ordinary shares issued and outstanding at September 30, 2021 and 2020, respectively	52,980,825	14,005,621
Convertible preferred shares, no par value, an unlimited number of convertible preferred shares authorized, nil and 500,000 convertible preferred shares issued and outstanding at September 30, 2021 and 2020, respectively	—	1,800,000
Additional paid-in capital	8,865,199	7,890,199
Statutory reserves	315,808	129,497
Retained earnings	394,556	259,507
Accumulated other comprehensive income (loss)	122,564	(966,782)
Total shareholders’ equity	62,678,952	23,118,042

Total liabilities and shareholders’ equity	$65,020,573	$23,968,831

Schedule of parent company's statements of income and comprehensive income

	For the Years Ended September 30,
	2021	2020	2019

GENERAL AND ADMINISTRATIVE EXPENSES	$(438,020)	$(247,979)	$(280,000)
EQUITY IN EARNINGS OF SUBSIDIARIES	1,734,380	2,592,749	1,947,812
NET INCOME	1,296,360	2,344,770	1,667,812
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	(975,000)	—	—
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$321,360	$2,344,770	$1,667,812

NET INCOME	$1,296,360	$2,344,770	$1,667,812
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,089,346	977,659	(712,400)
COMPREHENSIVE INCOME	$2,385,706	$3,322,429	$955,412

Schedule of parent company's statements of cash flows

	For the Years Ended September 30,
	2021	2020	2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,296,360	$2,344,770	$1,667,812
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,734,380)	(2,592,749)	(1,947,812)
Accrued expenses and other current liabilities	—	247,979	130,000
Net cash used in operating activities	(438,020)	—	(150,000)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(38,075,908)	—	—
Net cash used in investing activities	(38,075,908)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	23,000,000	—	—
Direct costs disbursed from Initial Public Offering proceeds	(2,377,450)	—	—
Proceeds from private placement	18,000,000	—	—
Direct costs disbursed from private placement proceeds	(960,000)	—	—
Proceeds from related party loans	859,483	—	150,000
Net cash provided by financing activities	38,522,033	—	150,000

CHANGES IN CASH	8,105	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$8,105	$—	$—
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	$385,193	$34,650	$155,000
Payment of professional fees funded by related party loans	$—	$351,121	$—
Deferred offering costs funded by a related party through related party loans	$102,153	$8,142	$125,000
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	$975,000	$—	$—